Earnings/(loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares restricted stock	566	1,146	26
Aggregate number of options to purchase common shares	500	500
Class B2 C2 Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Treasury Stock	13,387
If Converted Method [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Convertible, Shares Issuable	246,701	526,316	306
Representative Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding		677,454	158
Class A Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding	158
Class D Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding	1,308,140